Mergers and Acquisitions (Q2) (Details) - Clover Community Bankshares, Inc [Member] $ / shares in Units, $ in Millions	Jun. 14, 2018 USD ($) $ / shares shares
Proposed Merger with Clover Community Bankshares, Inc. [Abstract]
Right to receive cash per share (in dollars per share) | $ / shares	$ 22.00
Right to receive shares of Company's common stock (in shares) | shares	2.7181
Percentages of common shares outstanding to be converted to cash prior to close of the merger	20.00%
Percentages of common shares outstanding to be converted to stock prior to close of the merger	80.00%
Number of outstanding preferred stock to be automatically converted into common stock prior to close of the merger (in shares) | shares	1
Number of days used in calculating volume weighted closing price	10 days
Volume weighted closing price (in dollars per share) | $ / shares	$ 8.09
Aggregate deal value of proposed merger | $	$ 21.5